AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
    Ameritas Low-Load Variable Universal Life, Ameritas Low-Load Survivorship
                          Variable Universal Life and
        Ameritas No Load Variable Annuity Prospectuses Dated May 1, 2005
                       Supplement Dated September 30, 2005

1. Effective at the close of business November 18, 2005, the Ameritas Income & Growth Portfolio is available as an investment option under the prospectuses listed above. The following information is added to each prospectus:

         Portfolio's Operating Expenses (as of December 31, 2004)
--------------------------------------------------------------------------------------------------------------------
                                                                                                    Total Expenses
      Subaccount's underlying                                               Total     Waivers       after Waivers
      Portfolio Name                        Management  12b-1     Other    Portfolio    and         and Reductions,
                                               Fees     Fees*     Fees       Fees    Reductions        if any
--------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
     Ameritas Income & Growth               0.74% (1)             0.22%      0.96%     0.18% (2)        0.78%
--------------------------------------------------------------------------------------------------------------------

(1) Management fees for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(2) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2006, as reflected above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

         Separate Account Variable Investment Options
------------------------------------------- ------------------------------------------------------------------------
             Separate Account
 Portfolio                                                   Summary of Investment Strategy/Fund Type
------------------------------------------- ------------------------------------------------------------------------
 AMERITAS PORTFOLIOS (subadvisor)               Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                                Advised by Ameritas Investment Corp.
------------------------------------------- ------------------------------------------------------------------------
 Ameritas Income & Growth (Fred Alger        Income and Growth.
     Management, Inc.)
------------------------------------------- ------------------------------------------------------------------------

2. Calvert Variable Series, Inc. filed a prospectus and proxy statement with the Securities and Exchange Commission ("SEC") to merge the Ameritas Growth Portfolio into the Ameritas Income & Growth Portfolio. Subject to shareholder approval scheduled for November 10, 2005, the merger is expected to occur at the close of business November 18, 2005. At that time, the Ameritas Low-Load Variable Universal Life prospectus is amended by removing all references to the Ameritas Growth Portfolio.

3. Effective at the close of business November 18, 2005, the Fidelity VIP ContraFund(R) Portfolio is available as an investment option for Ameritas Low-Load Variable Universal Life Policies. Information for the VIP ContraFund(R) Portfolio follows:

         Portfolio's Operating Expenses (as of December 31, 2004)
------------------------------------------------------------------------------------------------------------
      Subaccount's underlying                                                                Total Expenses
      Portfolio Name                                                  Total      Waivers      after Waivers
                                    Management    12b-1     Other   Portfolio      and       and Reductions,
                                       Fees       Fees*     Fees      Fees      eductions        if any
------------------------------------------------------------------------------------------------------------
  FIDELITY (Initial Class)
------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R)                   0.57%                 0.11%     0.68%         -           0.68% (3)
------------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been 0.66%.

         Separate Account Variable Investment Options
------------------------------------------- ------------------------------------------------------------------------
             Separate Account
 Portfolio                                                   Summary of Investment Strategy/Fund Type
------------------------------------------- ------------------------------------------------------------------------
         FIDELITY: Initial Class                         Offered through Variable Insurance Products
                                                      Advised by Fidelity Management & Research Company
------------------------------------------- -------------------------------------------------------------------------
VIP Contrafund(R)                           Common stocks of companies whose value is not fully
                                            recognized. Investment objective is long-term capital growth.
------------------------------------------- -------------------------------------------------------------------------

All other Policy provisions remain as stated in the Policy and prospectus. Please see the respective Fund Prospectuses for more information about the Portfolios.

               This Supplement should be retained with the current
                       prospectus for your variable Policy
                    issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.